Borrowings - Schedule (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 18, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total borrowing	$ 1,154,448	$ 10,000	$ 992,493
Less: current portion	(34,714)		(19,724)
Add: bond premium of $505,000	0		1,593
Total long-term borrowings	1,119,734		974,362
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Loans Payable to Bank	137,250		137,383
BNP Paribas S.A. and DVB Bank SE
Debt Instrument [Line Items]
Loans Payable to Bank	74,250		58,361
DVB Bank SE and ABN AMRO Bank N.V.
Debt Instrument [Line Items]
Loans Payable to Bank	39,448		42,034
Cyprus Popular Bank Public Co Ltd
Debt Instrument [Line Items]
Loans Payable to Bank	0		32,400
Eurobank Ergasias S.A. $52.2 million
Debt Instrument [Line Items]
Loans Payable to Bank	46,482		49,209
Eurobank Ergasias S.A. $52.0 million
Debt Instrument [Line Items]
Loans Payable to Bank	43,446		45,894
ABN AMRO Bank N.V
Debt Instrument [Line Items]
Loans Payable to Bank	41,336		47,298
Norddeutsche Landesbank Girozentrale
Debt Instrument [Line Items]
Loans Payable to Bank	24,971		24,971
DVB Bank SE and Emporiki Bank of Greece S.A.
Debt Instrument [Line Items]
Loans Payable to Bank	49,943		49,943
Ship Mortgage Notes $505 million
Debt Instrument [Line Items]
Loans Payable to Bank	0		505,000
Ship Mortgage Notes $610 million
Debt Instrument [Line Items]
Loans Payable to Bank	610,000		0
Deutsche Bank AG Filiale Deutschlandgeschaft
Debt Instrument [Line Items]
Loans Payable to Bank	47,652		0
HSH Nordbank AG
Debt Instrument [Line Items]
Loans Payable to Bank	$ 39,670		$ 0